Share-based payment - Restricted shares (Details)	12 Months Ended
Dec. 31, 2020 USD ($) Y BRL (R$) R$ / shares
16.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | R$	10,446
Strike price - reais | R$ / shares	R$ 16.00
Dividends - %	0.80%
Volatility - %	25.01%
Risk-free interest rate - %	13.64%
Maturity terms | Y	1
27.84
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | R$	884,602
Strike price - reais | R$ / shares	R$ 27.84
Dividends - %	1.34%
Volatility - %	24.25%
Risk-free interest rate - %	9.71%
Maturity terms | Y	4
18.12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | R$	448,489
Strike price - reais | R$ / shares	R$ 18.12
Dividends - %	1.39%
Volatility - %	23.69%
Risk-free interest rate - %	7.43%
Maturity terms | Y	4
27.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | R$	3,232,761
Strike price - reais | R$ / shares	R$ 27.75
Dividends - %	1.33%
Volatility - %	27.14%
Risk-free interest rate - %	6.42%
Maturity terms | Y	4
20.11
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | $	854,762
Strike price - reais | R$ / shares	R$ 20.11
Dividends - %	1.01%
Volatility - %	30.80%
Risk-free interest rate - %	5.11%
Maturity terms | Y	4
24.63
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | $	5,100
Strike price - reais | R$ / shares	R$ 24.63
Dividends - %	1.01%
Volatility - %	30.80%
Risk-free interest rate - %	3.03%
Maturity terms | Y	1.7
20.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares | $	19,326
Strike price - reais | R$ / shares	R$ 20.59
Dividends - %	1.01%
Volatility - %	30.80%
Risk-free interest rate - %	2.90%
Maturity terms | Y	1